LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 899	$ 631	$ (111)
Accrued Amount Legal Sttlement	1,335	$ 256
Fcpa Settlements	519
Ciprofloxacin Settlement	$ 225